Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits as reported in the financial statements to net assets per Schedule H on Form 5500:

(in thousands)	2025	2024
Net assets available for benefits as reported in financial statements	$11,943,567	$11,792,391
Adjustment for assets related to plan merger not yet transferred	(72,562)	—
Participant loans deemed distributed	(7,467)	(1,638)
Deemed loans repaid	14	190
Net assets reported on Schedule H on Form 5500	$11,863,552	$11,790,943
The following is a reconciliation of changes in net assets available for benefits as reported in the financial statements to net income per Schedule H on Form 5500:

(in thousands)	2025
Increase in net assets available for benefits per the financial statements	$151,176
Adjustment for change in plan merger assets not transferred at year end	(72,562)
Net change in participant loans deemed distributed	(5,829)
Net change in deemed loans repaid	(176)
Net income per Schedule H on Form 5500	$72,609